Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
(14)	Quarterly Financial Data (Unaudited)

Set forth below is selected quarterly financial data for each of the quarters in the years ended December 31, 2017 and 2016.

	2017 Quarters Ended
(in thousands, except per share amounts)	March 31	June 30	September 30	December 31
Revenue	$743	$584	$684	$704
Costs and expenses	4,736	5,050	5,139	5,254
Operating loss	(4,212)	(4,601)	(4,627)	(4,725)
Net loss	(11,332)	(1,943)	(12,596)	(19,246)
Basic loss per share	(87.50)	(3.50)	(9.36)	(0.75)

	2016 Quarters Ended
(in thousands, except per share amounts)	March 31	June 30	September 30	December 31
Revenue	$370	$511	$435	$676
Costs and expenses	3,721	4,232	5,047	4,882
Operating loss	(3,462)	(3,871)	(4,724)	(4,383)
Net loss	(1,813)	(6,667)	(1,004)	(8,486)
Basic loss per share	(437.50)	(1,543.50)	(230.99)	(1,292.02)